Fees and Expenses - DWS RREEF Global Infrastructure Fund	Sep. 22, 2025
Prospectus [Line Items]
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.26%, 0.28%, 0.16%, 0.24% and 0.32% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.
Expenses Restated to Reflect Current [Text]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2025.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	The Advisor has contractually agreed through September 30, 2026 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses) at 1.26%, 2.01%, and 1.01% for Class A, Class C, and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expenses Deferred Charges [Text Block]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C, and Institutional Class) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your shares: